Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (531)
Unrealized Losses, 12 months or more	0
Unrealized Losses, Total	(531)
Fair value, Less than 12 months	25,814
Fair value, 12 months or more	0
Fair value, Total	25,814
Unrealized Gains, Less than 12 months	0
Unrealized Gains, 12 months or more	53
Unrealized Gains, Total	53
Fair value, Less than 12 months	0
Fair value, 12 months or more	5,974
Fair value, Total	$ 5,974